Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Class A Ordinary Shares [Member]
Numerator:
Allocation of net loss, basic	$ 962,905			$ (27,691)	$ 3,303,748
Denominator:
Basic weighted average ordinary shares outstanding	18,488,125			3,223,571	18,488,125
Basic net loss per ordinary share	$ 0.05			$ (0.01)	$ 0.18
Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss, basic	$ 303,814			$ (44,200)	$ 1,042,392
Denominator:
Basic weighted average ordinary shares outstanding	5,833,333	5,128,205	4,530,744	5,145,299	5,833,333
Basic net loss per ordinary share	$ 0.05	$ (0.02)	$ (0.02)	$ (0.01)	$ 0.18